January 7, 2008

By EDGAR

Securities and Exchange Commission
Filing Desk – Division of Corporation Finance
100 F Street, N.E.
Washington, D.C.  20549

Attention: Filing Desk

PHH Mortgage Capital LLC
Registration Statement on Form S-3/A relating to Mortgage
Pass-Through Certificates and Mortgage-Backed Notes
Registration Statement No. 333-148166

Ladies and Gentlemen:

We have filed on behalf of our client, PHH Mortgage Capital LLC (the “Registrant”), under EDGAR, the captioned registration statement on Form S-3/A.

The primary objective of this filing is to combine the $2,000,000,000 registered under this registration statement with the remaining amount registered under the Registrant’s existing registration statement No. 333-131214.

If you require any additional information, please call the undersigned at (212) 912-8387 or Regina Usvjat at (212) 912-7573.  Please acknowledge receipt of this letter and the enclosures by date-stamping the enclosed copy of this letter and returning it in the self addressed stamped envelope.

Very truly yours,

/s/ Robert B. Olin
Robert B. Olin

Enclosures
cc: Lauren Nguyen
Division of Corporation Finance
Washington, D.C. 20549